VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.11%)
Communications (12.67%)
Internet (8.62%)
Alphabet, Inc., Class C	135,337	$23,433,602
Amazon.com, Inc.(a)	166,805	31,189,199
		54,622,801

Telecommunications (4.05%)
Nice, Ltd.	141,667	25,641,727

TOTAL COMMUNICATIONS		80,264,528

Consumer, Cyclical (9.65%)
Entertainment (3.04%)
Live Nation Entertainment, Inc.(a)	199,944	19,232,613

Lodging (1.80%)
InterContinental Hotels Group PLC, ADR	62,077	6,290,263
Marriott International, Inc., Class A	22,437	5,099,930
		11,390,193

Retail (4.81%)
CarMax, Inc.(a)	256,596	21,666,966
Starbucks Corp.	112,832	8,795,255
		30,462,221

TOTAL CONSUMER, CYCLICAL		61,085,027

Consumer, Non-cyclical (12.53%)
Beverages (2.67%)
Diageo PLC	542,667	16,875,501

Commercial Services (1.49%)
Bureau Veritas SA	301,572	9,464,922

Healthcare-Products (1.42%)
Abbott Laboratories	84,657	8,968,563

Healthcare-Services (6.95%)
Elevance Health, Inc.	52,965	28,178,969
UnitedHealth Group, Inc.	27,483	15,834,605
		44,013,574

TOTAL CONSUMER, NON-CYCLICAL		79,322,560

Financial (33.91%)
Diversified Financial Services (10.93%)
Ares Management Corp., Class A	170,242	26,081,074

	Shares	Value (Note 2)
Financial (continued)
Diversified Financial Services (continued)
Mastercard, Inc., Class A	47,488	$22,020,661
Visa, Inc., Class A	79,487	21,117,311
		69,219,046

Private Equity (8.96%)
Carlyle Group, Inc.	656,750	32,666,745
KKR & Co., Inc., Class A	194,830	24,051,764
		56,718,509

Real Estate (14.02%)
CBRE Group, Inc., Class A(a)	193,524	21,812,090
CoStar Group, Inc.(a)	359,053	28,013,315
Jones Lang LaSalle, Inc.(a)	155,347	38,976,562
		88,801,967

TOTAL FINANCIAL		214,739,522

Industrial (6.42%)
Aerospace/Defense (6.42%)
HEICO Corp., Class A	100,825	19,167,841
TransDigm Group, Inc.	16,607	21,493,111
		40,660,952

TOTAL INDUSTRIAL		40,660,952

Technology (23.93%)
Semiconductors (9.54%)
Qorvo, Inc.(a)	241,554	28,938,169
Skyworks Solutions, Inc.	277,063	31,479,898
		60,418,067
Software (14.39%)
Fiserv, Inc.(a)	97,806	15,998,128
Microsoft Corp.	57,629	24,109,092
Salesforce, Inc.	107,048	27,704,022
SS&C Technologies Holdings, Inc.	319,182	23,284,327
		91,095,569

TOTAL TECHNOLOGY		151,513,636

TOTAL COMMON STOCKS
(Cost $404,338,791)		627,586,225

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.88%)
Money Market Fund (0.88%)
Invesco Government & Agency Portfolio, Institutional Class	5.229%	5,555,397	$5,555,397

TOTAL SHORT TERM INVESTMENTS
(Cost $5,555,397)			5,555,397

TOTAL INVESTMENTS (99.99%)
(Cost $409,894,188)			$633,141,622

Other Assets In Excess Of Liabilities (0.01%)			66,398

NET ASSETS (100.00%)			$633,208,020

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.68%)
Consumer, Cyclical (7.86%)
Home Furnishings (4.44%)
MillerKnoll, Inc.	465,398	$14,436,646

Leisure Time (0.44%)
Planet Fitness, Inc., Class A(a)	19,609	1,445,183

Retail (2.98%)
CarMax, Inc.(a)	114,838	9,696,921

TOTAL CONSUMER, CYCLICAL		25,578,750

Consumer, Non-cyclical (33.39%)
Commercial Services (25.87%)
ABM Industries, Inc.	294,424	16,358,197
Colliers International Group, Inc.	120,619	16,243,761
Dun & Bradstreet Corp.	1,280,917	13,936,377
ISS A/S	729,011	13,331,828
PROG Holdings, Inc.	227,127	10,234,343
Savills PLC	859,919	14,105,731
		84,210,237
Food (4.88%)
Premium Brands Holdings Corp.	234,572	15,865,233

Healthcare-Services (2.64%)
Medpace Holdings, Inc.(a)	22,431	8,580,306

TOTAL CONSUMER, NON-CYCLICAL		108,655,776

Financial (10.53%)
Diversified Financial Services (3.65%)
Virtus Investment Partners, Inc.	52,605	11,888,730

Real Estate (5.13%)
Cushman & Wakefield PLC(a)	1,274,692	16,711,212

REITS (1.75%)
Park Hotels & Resorts, Inc.	377,480	5,684,849

TOTAL FINANCIAL		34,284,791

Industrial (33.56%)
Building Materials (12.87%)
Forterra PLC(b)	4,264,418	9,604,644
Ibstock PLC(b)	8,388,270	19,798,508
SmartRent, Inc.(a)	4,078,683	7,504,777

	Shares	Value (Note 2)
Industrial (continued)
Building Materials (continued)
Victoria PLC(a)(c)	2,399,302	$4,996,746
		41,904,675

Electrical Components & Equipment (7.95%)
Acuity Brands, Inc.	12,338	3,101,156
EnerSys	57,371	6,306,794
Littelfuse, Inc.	61,616	16,458,250
		25,866,200

Electronics (4.73%)
Ituran Location and Control, Ltd.	582,024	15,406,175

Manufactured Goods (2.72%)
Timken Co.	101,767	8,848,641

Packaging&Containers (5.29%)
Crown Holdings, Inc.	76,109	6,750,869
Sealed Air Corp.	274,906	10,460,173
		17,211,042

TOTAL INDUSTRIAL		109,236,733

Technology (13.34%)
Computers (8.50%)
Genpact, Ltd.	412,365	14,296,695
Sdiptech AB, Class B(a)	436,273	13,362,113
		27,658,808

Semiconductors (4.84%)
Qorvo, Inc.(a)	131,503	15,754,059

TOTAL TECHNOLOGY		43,412,867

TOTAL COMMON STOCKS
(Cost $294,218,962)		321,168,917

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.29%)
Money Market Fund (1.29%)
Invesco Government & Agency Portfolio, Institutional Class	5.229%	4,185,294	$4,185,294

TOTAL SHORT TERM INVESTMENTS
(Cost $4,185,294)			4,185,294

TOTAL INVESTMENTS (99.97%)
(Cost $298,404,256)			$325,354,211

Other Assets In Excess Of Liabilities (0.03%)			106,769

NET ASSETS (100.00%)			$325,460,980

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are not restricted and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $29,403,152, which represents 9.03% of net assets as of July 31, 2024.
(c)	As of July 31, 2024 the security was deemed illiquid. Total value of such security is $4,996,746 representing 1.54% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service utilized by the valuation designee which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by Vulcan Value Partners (the "Adviser"), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the "Board" or the “Trustees”).

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair valuation policies and procedures ("FV Procedures") approved by the Board.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2024:

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$627,586,225	$–	$–	$627,586,225
Short Term Investments	5,555,397	–	–	5,555,397
TOTAL	$633,141,622	$–	$–	$633,141,622

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$321,168,917	$–	$–	$321,168,917
Short Term Investments	4,185,294	–	–	4,185,294
TOTAL	$325,354,211	$–	$–	$325,354,211

(a)	For detailed descriptions, see the accompanying Statements of Investments.

For the three months ended July 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the three months ended July 31, 2024.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in the Fund with an in-kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.

For the three months ended July 31, 2024, ReFlow purchased 573,916 shares at a value of $15,644,582 and redeemed 573,916 shares at a value of $15,341,172 from the Vulcan Value Partners Fund.

For the three months ended July 31, 2024, ReFlow purchased 37,686 shares at a value of $466,590 and redeemed 37,686 shares at a value of $460,384 from the Vulcan Value Partners Small Cap Fund

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.